Common stock and Stock-Based Compensation - Summary Of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Number of options outstanding, Beginning Balance	16,437,980	1,325,844	1,481,845
Number of options outstanding, Granted	0	15,141,280	5,730
Number of options outstanding, Exercised	(27,821)	(1,000)	(17,666)
Number of options outstanding, Expired	(3,250)	(8,601)	(75,744)
Number of options outstanding, Forfeited	(76,558)	(19,543)	(68,321)
Number Of Options Outstanding, Ending Balance	16,330,351	16,437,980	1,325,844	1,481,845
Number of options outstanding, Vested/expected to vest	16,330,351	16,437,980
Number of options outstanding, Exercisable options	6,772,090	3,285,911
Weighted Average Exercise Price, Beginning Balance	$ 1.12	$ 9.1	$ 8.91
Weighted Average Exercise Price, Granted	0	0.44	20.7
Weighted Average Exercise Price, Exercised	2.87	0.8	7.27
Weighted Average Exercise Price, Expired	0.7	0.8	0.7
Weighted Average Exercise Price, Forfeited	11.17	15.53	15.58
Weighted Average Exercise Price, Ending Balance	$ 1.07	$ 1.12	$ 9.1	$ 8.91
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term, Beginning Balance	8 years 7 months 6 days	9 years 3 months 18 days	5 years 7 months 6 days	6 years 4 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value,Beginning Balance	$ 13,907	$ 925	$ 17,478
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value, Ending Balance	$ 7,269	$ 13,907	$ 925	$ 17,478
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 1.07	$ 1.12
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 1.94	$ 3.73
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	8 years 7 months 6 days	9 years 3 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	8 years 1 month 6 days	7 years 8 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 7,269	$ 13,907
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 2,684	$ 1,957